Reverse Recapitalization (Tables)	12 Months Ended
Sep. 30, 2025
Reverse Recapitalization
Schedule of Condensed Consolidated Financial Statements

The following tables reconcile elements of the Merger to the Company’s consolidated financial statements, and should be read in conjunction with the footnotes referenced above:

Shares

Chavant public shares, net of redemptions	11,100
Chavant founder shares, net of shares forfeited	134,137
PIPE investors’ shares	197,500
Settlement of PIPE warrant	19,980
Sponsor PIPE subscription	19,973
Settlement of Sponsor Warrant	27,218
Settlement of warrant to non-redeeming shareholder	20,248
Amendment to Business Combination Marketing Agreement	28,000
Total Chavant shares outstanding immediately prior to the Merger	458,156

Legacy Mobix rollover shares	1,813,925
Conversion of Legacy Mobix convertible notes	3,004
Conversion of Legacy Mobix SAFEs	15,095
Total number of Class A common shares issued in the Merger	2,290,180

Closing proceeds:
Proceeds from Chavant trust fund	$1,264
Proceeds from PIPE investment	19,750

Closing disbursements:
Legacy Mobix Merger-related transaction costs	(3,747)
Chavant Merger-related transaction costs	(2,219)
Net cash proceeds from the Merger at Closing	15,048

Legacy Mobix Merger-related transaction costs paid prior to closing	(983)
Net cash proceeds	14,065

Non-cash activity:
Conversion of Legacy Mobix convertible notes to Class A Common Stock	206
Conversion of Legacy Mobix SAFEs to Class A Common Stock	1,522
Conversion of Legacy Mobix redeemable convertible preferred stock to Class B Common Stock	2,300
Unpaid Merger-related transaction costs assumed from Chavant	(871)
Unpaid Merger-related transaction costs of Legacy Mobix	(1,633)
Merger-related transaction costs expensed	4,009

Liability-classified instruments at closing:
Fair value of earnout liability	(33,559)
Fair value of PIPE make-whole liability	(2,071)
Fair value of Private Warrants	(150)
Net equity impact of the Merger	$(16,182)